Offerings	Oct. 14, 2025 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A ordinary shares, par value US$0.0001 per share
Amount Registered | shares	2,070,000
Proposed Maximum Offering Price per Unit | $ / shares	6.00
Maximum Aggregate Offering Price	$ 12,420,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,715.20
Offering Note	Includes Class A ordinary shares that are issuable upon the exercise of the underwriters’ over-allotment option. Also includes Class A ordinary shares initially offered and sold outside the United States that may be resold from time to time in the United States either as part of their distribution or within 40 days after the later of the effective date of this registration statement and the date the shares are first bona fide offered to the public. These Class A Class ordinary shares are not being registered for the purpose of sales outside the United States.Estimated solely for the purpose of determining the amount of registration fee in accordance with Rule 457(a) under the Securities Act of 1933.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A ordinary shares, par value US$0.0001 per share
Maximum Aggregate Offering Price	$ 11,500,000.00
Amount of Registration Fee	$ 1,760.65
Offering Note	Estimated solely for the purpose of determining the amount of registration fee in accordance with Rule 457(o) under the Securities Act of 1933.Estimated solely for the purpose of determining the amount of registration fee in accordance with Rule 457(a) under the Securities Act of 1933.